Related Party Transactions - Summary of Compensation to Key Management Personnel (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,350,476	$ 41,186	$ 1,390,127	$ 1,962,298
Post-employment benefits	3,288	100	3,841	4,344
Share-based payments	229,697	7,005	21,033	445,287
Total	$ 1,583,461	$ 48,291	$ 1,415,001	$ 2,411,929